Cover	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2023
Entity File Number	814-00736
Entity Registrant Name	PennantPark Investment Corporation
Entity Central Index Key	0001383414
Entity Tax Identification Number	20-8250744
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PNNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false